Interests In Other Entities - Interests in Unconsolidated Structured Entities - Additional Information (Detail) £ in Millions	12 Months Ended
	Dec. 31, 2020 GBP (£)	Dec. 31, 2019 GBP (£)
Disclosure of information about unconsolidated subsidiaries [line items]
Number of credit protection vehicles	3	4
Senior credit linked notes issued	£ 2,160	£ 3,766
Junior credit linked notes issued	£ 678	825
Santander (UK) Common Investment Fund
Disclosure of information about unconsolidated subsidiaries [line items]
Name of subsidiary	The Santander (UK) Common Investment Fund
Defined benefit assets and obligations	£ 13,553	£ 12,446